Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
(22)	Segment Reporting

As of December 31, 2020, the Group operated two segments: (1) the insurance agency segment, which mainly consists of providing agency services for distributing life and P&C insurance products on behalf of insurance companies, and (2) the claims adjusting segment, which consists of providing pre-underwriting survey services, claim adjusting services, disposal of residual value services, loading and unloading supervision services, and consulting services. Operating segments are defined as components of an enterprise about which separate financial information is available and evaluated regularly by the Group’s chief operating decision maker in deciding how to allocate resources and in assessing performance.

The following table shows the Group’s operations by business segment for the years ended December 31, 2018, 2019 and 2020. Other includes revenue and expenses that are not allocated to reportable segments and corporate related items.

	Year ended December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Net revenues
Agency	3,143,873	3,335,397	2,834,997	434,482
Claims Adjusting	327,390	370,606	433,148	66,383
Total net revenues	3,471,263	3,706,003	3,268,145	500,865
Operating costs and expenses
Agency	(2,614,593)	(2,797,651)	(2,481,219)	(380,264)
Claims Adjusting	(316,899)	(361,474)	(416,241)	(63,792)
Other	(114,028)	(77,515)	(68,499)	(10,497)
Total operating costs and expenses	(3,045,520)	(3,236,640)	(2,965,959)	(454,553)
Income (loss) from operations
Agency	529,280	537,746	353,778	54,218
Claims Adjusting	10,491	9,132	16,907	2,591
Other	(114,028)	(77,515)	(68,499)	(10,497)
Income from operations	425,743	469,363	302,186	46,312

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Segment assets
Agency	1,133,121	1,254,778	192,303
Claims Adjusting	276,885	309,237	47,393
Other	2,030,837	1,516,984	232,488
Total assets	3,440,843	3,080,999	472,184

Substantially all of the Group’s revenues for the three years ended December 31, 2018, 2019 and 2020 were generated from the PRC. A substantial portion of the identifiable assets of the Group is located in the PRC. Accordingly, no geographical segments are presented.